Financial Statements - Statements of changes in equity - EUR (€) € in Millions	Total		Capital	Share premium (*)	Equity instruments issued other than capital	Other Equity	Retained earnings	Revaluation reserves	Other reserves	Treasury shares [Member]	Profit or loss attributable to owners of the parent Member	Interim dividends	Accumulated other Comprehensive Income [Member]	Non-Controlling interests- Valuation Adjustments	Non-Controlling interests- Rest
Balance at beginning at Dec. 31, 2014	€ 51,609		€ 3,024	€ 23,992	€ 0	€ 67	€ 20,280	€ 23	€ 633	€ (350)	€ 2,618	€ (841)	€ (348)	€ (53)	€ 2,563
Changes in Equity Abstract
TOTAL RECOGNIZED INCOME/EXPENSES	(952)		0	0	0	0	0	0	0	0	2,642	0	(3,000)	(1,280)	686
Changes in equity
Total Changes in Equity	4,626		96	0	0	(32)	2,308	(1)	(731)	41	(2,618)	(512)	0	0	6,075
Issue Of Equity	0		96	0	0	0	(96)	0	0	0	0	0	0	0	0
Issuances of preferred shares	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Conversion of debt on equity	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Common Stock reduction	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Dividend distribution	(1,368)		0	0	0	0	86	0	(86)	0	0	(1,222)	0	0	(146)
Purchase of treasury shares	(3,278)		0	0	0	0	0	0	0	(3,278)	0	0	0	0	0
Sale or cancellation of treasury shares	3,325
Reclassification of financial liabilities to other equity instruments	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of other equity instruments to financial liabilities	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Transfers between total equity entries	0		0	0	0	0	2,423	(1)	(645)	0	(2,618)	841	0	0	0
Increase/Reduction of equity due to business combinations	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Share based payments	(34)		0	0	0	(48)	14	0	0	0	0	0	0	0	0
Other increases or (-) decreases in equity	5,980		0	0	0	16	(126)	0	0	0	0	(131)	0	0	6,221
Balance at the end at Dec. 31, 2015	55,282		3,120	23,992	0	35	22,588	22	(98)	(309)	2,642	(1,352)	(3,349)	(1,333)	9,325
Changes in Equity Abstract
TOTAL RECOGNIZED INCOME/EXPENSES	1,671		0	0	0	0	0	0	0	0	3,475	0	(2,109)	(913)	1,218
Changes in equity
Total Changes in Equity	(1,526)		98	0	0	19	1,100	(2)	31	260	(2,642)	(158)	0	0	(233)
Issue Of Equity	0		98	0	0	0	(98)	0	0	0	0	0	0	0	0
Issuances of preferred shares	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Conversion of debt on equity	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Common Stock reduction	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Dividend distribution	(1,535)		0	0	0	0	93	0	(93)	0	0	(1,301)	0	0	(234)
Purchase of treasury shares	(2,004)		0	0	0	0	0	0	0	(2,004)	0	0	0	0	0
Sale or cancellation of treasury shares	2,234		0	0	0	0	(30)	0	0	2,264	0	0	0	0	0
Reclassification of financial liabilities to other equity instruments	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of other equity instruments to financial liabilities	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Transfers between total equity entries	0		0	0	0	0	1,166	(2)	126	0	(2,642)	1,352	0	0	0
Increase/Reduction of equity due to business combinations	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Share based payments	(12)		0	0	0	(16)	3	0	0	0	0	0	0	0	0
Other increases or (-) decreases in equity	(209)		0	0	0	35	(34)	0	(2)	0	0	(210)	0	0	2
Balance at the end at Dec. 31, 2016	55,428	[1]	3,218	23,992	0	54	23,688	20	(67)	(48)	3,475	(1,510)	(5,458)	(2,246)	10,310
Changes in Equity Abstract
TOTAL RECOGNIZED INCOME/EXPENSES	295		0	0	0	0	0	0	0	0	3,519	0	(3,334)	(1,133)	1,243
Changes in equity
Total Changes in Equity	(2,400)		50	0	0	0	1,786	(8)	24	(48)	(3,475)	467	0	0	(1,195)
Issue Of Equity	0		50	0	0	0	(50)	0	0	0	0	0	0	0	0
Issuances of preferred shares	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Conversion of debt on equity	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Common Stock reduction	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Dividend distribution	(1,189)		0	0	0	0	9	0	(9)	0	0	(900)	0	0	(290)
Purchase of treasury shares	(1,674)		0	0	0	0	0	0	0	(1,674)	0	0	0	0	0
Sale or cancellation of treasury shares	1,627		0	0	0	0	1	0	0	1,626	0	0	0	0	0
Reclassification of financial liabilities to other equity instruments	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of other equity instruments to financial liabilities	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Transfers between total equity entries	0		0	0	0	0	1,932	(8)	41	0	(3,475)	1,510	0	0	0
Increase/Reduction of equity due to business combinations	0		0	0	0	0	0	0	0	0	0	0	0	0	0
Share based payments	(22)		0	0	0	(22)	0	0	0	0	0	0	0	0	0
Other increases or (-) decreases in equity	(1,141)		0	0	0	22	(107)	0	(7)	0	0	(144)	0	0	(905)
Balance at the end at Dec. 31, 2017	€ 53,323	[2]	€ 3,267	€ 23,992	€ 0	€ 54	€ 25,474	€ 12	€ (44)	€ (96)	€ 3,519	€ (1,043)	€ (8,792)	€ (3,378)	€ 10,358

[1]	Figures originally reported in the Prudential Relevance Report corresponding to the year 2016, without restatements .
[2]	Includes updates on the calculation of Structural FX RWA, pending confirmation by ECB and the subordinated debt (Tier2) issued by Garanti pending a pproval by ECB.